Consolidated Statements Of Condition (Parenthetical) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements Of Condition [Abstract]
Restricted cash and due from banks	$ 4,900,000		$ 3,100,000
Restricted total cash and cash equivalents	4,900,000		3,100,000
Restricted loans	600,000,000		800,000,000
Restricted allowance for loan losses	31,800,000		47,500,000
Restricted net loans	600,000,000		700,000,000
Restricted other assets	13,400,000		19,700,000
Restricted total assets	600,000,000		700,000,000
Restricted noninterest-bearing deposits	0		1,200,000
Restricted total deposits	0		1,200,000
Restricted term borrowings	600,000,000		800,000,000
Restricted other liabilities	100,000		100,000
Restricted total liabilities	$ 600,000,000		$ 800,000,000
Common stock, par value	$ 0.625	[1]	$ 0.625	[1]
Common stock, shares authorized	400,000,000	[1]	400,000,000	[1]
Common stock, shares issued	257,468,092	[1]	263,366,429	[1]

[1]	Outstanding shares have been restated to reflect stock dividends distributed through January 1, 2011.